Long-term loans (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Long-term loans
Interest expenses amount	$ 71,876	$ 0
Revolving loan from third party	$ 5,000,000.0
Interest rate on debt	4.50%